UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2010



[LOGO OF USAA]
    USAA(R)


















PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA GROWTH & INCOME FUND
OCTOBER 31, 2010









                                                                      (Form N-Q)

48451-1210                                   (C)2010, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GROWTH & INCOME FUND
October 31, 2010 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              EQUITY SECURITIES (99.0%)

              COMMON STOCKS (98.5%)

              CONSUMER DISCRETIONARY (13.3%)
              ------------------------------
              ADVERTISING (0.7%)
   307,600    Interpublic Group of Companies, Inc. *                          $     3,184
    90,225    Omnicom Group, Inc.                                                   3,966
                                                                              -----------
                                                                                    7,150
                                                                              -----------
              APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
    88,000    Hanesbrands, Inc. *                                                   2,182
                                                                              -----------
              APPAREL RETAIL (0.7%)
    56,000    Aeropostale, Inc. *                                                   1,365
    38,080    Buckle, Inc. (a)                                                      1,108
    78,400    Limited Brands, Inc.                                                  2,304
    55,710    TJX Companies, Inc.                                                   2,557
                                                                              -----------
                                                                                    7,334
                                                                              -----------
              AUTO PARTS & EQUIPMENT (0.3%)
    94,000    Johnson Controls, Inc.                                                3,301
                                                                              -----------
              AUTOMOBILE MANUFACTURERS (0.2%)
   160,825    Ford Motor Co. *                                                      2,273
                                                                              -----------
              AUTOMOTIVE RETAIL (0.2%)
    29,600    Advance Auto Parts, Inc.                                              1,924
                                                                              -----------
              BROADCASTING (0.3%)
   172,380    CBS Corp. "B"                                                         2,918
                                                                              -----------
              CABLE & SATELLITE (0.9%)
   496,800    Comcast Corp. "A"                                                    10,224
                                                                              -----------
              CASINOS & GAMING (0.4%)
   238,900    International Game Technology                                         3,725
    14,500    Las Vegas Sands Corp. *                                                 665
                                                                              -----------
                                                                                    4,390
                                                                              -----------
              COMPUTER & ELECTRONICS RETAIL (0.3%)
   167,700    GameStop Corp. "A" *(a)                                               3,297
                                                                              -----------
              DEPARTMENT STORES (0.4%)
   121,105    Nordstrom, Inc.                                                       4,664
                                                                              -----------
              EDUCATION SERVICES (0.6%)
    71,000    Apollo Group, Inc. "A" *                                              2,661
    61,645    ITT Educational Services, Inc. *(a)                                   3,978
                                                                              -----------
                                                                                    6,639
                                                                              -----------
              FOOTWEAR (0.4%)
   193,041    Timberland Co. "A" *                                                  4,050
                                                                              -----------

================================================================================

1  | USAA Growth & Income Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              GENERAL MERCHANDISE STORES (0.3%)
    54,300    Family Dollar Stores, Inc.                                      $     2,507
     8,805    Target Corp.                                                            457
                                                                              -----------
                                                                                    2,964
                                                                              -----------
              HOME IMPROVEMENT RETAIL (0.8%)
   102,048    Home Depot, Inc.                                                      3,151
   268,545    Lowe's Companies, Inc.                                                5,728
                                                                              -----------
                                                                                    8,879
                                                                              -----------
              HOTELS, RESORTS, & CRUISE LINES (1.3%)
   264,300    Carnival Corp.                                                       11,410
    59,300    Royal Caribbean Cruises Ltd. *(a)                                     2,345
                                                                              -----------
                                                                                   13,755
                                                                              -----------
              HOUSEHOLD APPLIANCES (0.5%)
    92,000    Stanley Black & Decker, Inc.                                          5,701
                                                                              -----------
              HOUSEWARES & SPECIALTIES (0.9%)
   155,900    Fortune Brands, Inc.                                                  8,426
    51,600    Newell Rubbermaid, Inc.                                                 911
                                                                              -----------
                                                                                    9,337
                                                                              -----------
              INTERNET RETAIL (2.4%)
   101,652    Amazon.com, Inc. *                                                   16,787
   207,350    Blue Nile, Inc. *(a)                                                  8,833
                                                                              -----------
                                                                                   25,620
                                                                              -----------
              LEISURE PRODUCTS (0.0%)
    18,700    Mattel, Inc.                                                            436
                                                                              -----------
              MOVIES & ENTERTAINMENT (1.1%)
    38,400    DreamWorks Animation SKG, Inc. "A" *                                  1,356
   206,100    Time Warner, Inc.                                                     6,700
   116,200    Viacom, Inc. "B"                                                      4,484
                                                                              -----------
                                                                                   12,540
                                                                              -----------
              RESTAURANTS (0.3%)
    39,740    McDonald's Corp.                                                      3,091
                                                                              -----------
              SPECIALIZED CONSUMER SERVICES (0.1%)
    85,900    Service Corp. International                                             711
                                                                              -----------
              Total Consumer Discretionary                                        143,380
                                                                              -----------
              CONSUMER STAPLES (6.8%)
              -----------------------
              DISTILLERS & VINTNERS (0.2%)
    25,200    Diageo plc ADR                                                        1,865
                                                                              -----------
              DRUG RETAIL (0.2%)
    48,100    Walgreen Co.                                                          1,630
                                                                              -----------
              FOOD DISTRIBUTORS (0.1%)
    44,800    Sysco Corp.                                                           1,320
                                                                              -----------
              FOOD RETAIL (0.5%)
   268,100    Kroger Co.                                                            5,898
                                                                              -----------
              HOUSEHOLD PRODUCTS (1.5%)
    51,942    Clorox Co.                                                            3,457
   203,335    Procter & Gamble Co.                                                 12,926
                                                                              -----------
                                                                                   16,383
                                                                              -----------
              HYPERMARKETS & SUPER CENTERS (0.2%)
    45,570    Wal-Mart Stores, Inc.                                                 2,468
                                                                              -----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              PACKAGED FOODS & MEAT (0.7%)
    25,900    H.J. Heinz Co.                                                  $     1,272
   132,183    McCormick & Co., Inc.                                                 5,845
                                                                              -----------
                                                                                    7,117
                                                                              -----------
              PERSONAL PRODUCTS (0.5%)
   193,300    Avon Products, Inc.                                                   5,886
                                                                              -----------
              SOFT DRINKS (1.3%)
    30,418    Coca-Cola Co.                                                         1,865
   191,030    PepsiCo, Inc.                                                        12,474
                                                                              -----------
                                                                                   14,339
                                                                              -----------
              TOBACCO (1.6%)
    81,800    Altria Group, Inc.                                                    2,079
    55,100    Imperial Tobacco Group plc ADR                                        3,526
    22,000    Lorillard, Inc.                                                       1,878
   128,085    Philip Morris International, Inc.                                     7,493
    29,900    Reynolds American, Inc.                                               1,941
                                                                              -----------
                                                                                   16,917
                                                                              -----------
              Total Consumer Staples                                               73,823
                                                                              -----------
              ENERGY (9.3%)
              -------------
              COAL & CONSUMABLE FUELS (0.6%)
    68,360    CONSOL Energy, Inc.                                                   2,513
    68,900    Peabody Energy Corp.                                                  3,645
                                                                              -----------
                                                                                    6,158
                                                                              -----------
              INTEGRATED OIL & GAS (4.1%)
    45,400    BP plc ADR                                                            1,854
     2,759    Chevron Corp.                                                           228
    65,771    ConocoPhillips                                                        3,907
   307,920    Exxon Mobil Corp.                                                    20,467
    75,400    Hess Corp.                                                            4,752
   201,000    Marathon Oil Corp.                                                    7,149
    35,100    Murphy Oil Corp.                                                      2,287
    49,200    Occidental Petroleum Corp.                                            3,869
                                                                              -----------
                                                                                   44,513
                                                                              -----------
              OIL & GAS DRILLING (1.0%)
    52,600    Atwood Oceanics, Inc. *                                               1,710
   200,800    Noble Corp.                                                           6,933
    59,600    Seadrill Ltd.                                                         1,814
                                                                              -----------
                                                                                   10,457
                                                                              -----------
              OIL & GAS EQUIPMENT & SERVICES (1.6%)
   123,800    Baker Hughes, Inc.                                                    5,736
    62,900    Cameron International Corp. *                                         2,752
   107,022    Schlumberger Ltd.                                                     7,480
   101,452    Weatherford International Ltd. *                                      1,705
                                                                              -----------
                                                                                   17,673
                                                                              -----------
              OIL & GAS EXPLORATION & PRODUCTION (1.5%)
    36,985    Apache Corp.                                                          3,736
    19,000    EOG Resources, Inc.                                                   1,819
   225,993    Ultra Petroleum Corp. *                                               9,300
    10,100    Whiting Petroleum Corp. *                                             1,014
                                                                              -----------
                                                                                   15,869
                                                                              -----------
              OIL & GAS STORAGE & TRANSPORTATION (0.5%)
   117,700    El Paso Corp.                                                         1,561
                                                                              -----------

================================================================================

3  | USAA Growth & Income Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
   160,350    Spectra Energy Corp.                                            $     3,811
                                                                              -----------
                                                                                    5,372
                                                                              -----------
              Total Energy                                                        100,042
                                                                              -----------
              FINANCIALS (15.2%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (3.4%)
   151,205    Ameriprise Financial, Inc.                                            7,816
   160,800    Bank of New York Mellon Corp.                                         4,030
    33,591    Franklin Resources, Inc.                                              3,853
   173,547    Legg Mason, Inc.                                                      5,385
   530,657    SEI Investments Co.                                                  11,754
    49,300    State Street Corp.                                                    2,059
    48,800    Waddell & Reed Financial, Inc. "A"                                    1,418
                                                                              -----------
                                                                                   36,315
                                                                              -----------
              CONSUMER FINANCE (1.6%)
   202,315    American Express Co.                                                  8,388
   139,100    Capital One Financial Corp.                                           5,184
   309,700    SLM Corp. *                                                           3,686
                                                                              -----------
                                                                                   17,258
                                                                              -----------
              DIVERSIFIED BANKS (2.3%)
    74,300    Itau Unibanco Banco Multiplo S.A. GDR                                 1,825
   237,500    U.S. Bancorp                                                          5,743
   645,280    Wells Fargo & Co.                                                    16,829
                                                                              -----------
                                                                                   24,397
                                                                              -----------
              DIVERSIFIED CAPITAL MARKETS (0.4%)
   224,670    UBS AG *                                                              3,824
                                                                              -----------
              INSURANCE BROKERS (0.2%)
    78,400    Willis Group Holdings Ltd. plc                                        2,493
                                                                              -----------
              INVESTMENT BANKING & BROKERAGE (0.6%)
    40,800    Goldman Sachs Group, Inc.                                             6,567
                                                                              -----------
              LIFE & HEALTH INSURANCE (1.8%)
   172,700    AFLAC, Inc.                                                           9,652
   148,900    MetLife, Inc.                                                         6,005
   144,300    Principal Financial Group, Inc.                                       3,873
                                                                              -----------
                                                                                   19,530
                                                                              -----------
              MULTI-LINE INSURANCE (0.4%)
   181,845    Hartford Financial Services Group, Inc.                               4,361
                                                                              -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.7%)
   225,440    Bank of America Corp.                                                 2,579
   473,400    Citigroup, Inc. *                                                     1,974
   379,105    JPMorgan Chase & Co.                                                 14,266
                                                                              -----------
                                                                                   18,819
                                                                              -----------
              PROPERTY & CASUALTY INSURANCE (1.0%)
    44,600    Allstate Corp.                                                        1,360
   260,757    Assured Guaranty Ltd.                                                 4,967
    41,300    AXIS Capital Holdings Ltd.                                            1,405
    23,600    Chubb Corp.                                                           1,369
    11,800    Fidelity National Financial, Inc. "A"                                   158
    69,480    XL Group plc                                                          1,470
                                                                              -----------
                                                                                   10,729
                                                                              -----------
              REGIONAL BANKS (0.7%)
   144,000    Fifth Third Bancorp                                                   1,808
    96,600    PNC Financial Services Group, Inc.                                    5,207
                                                                              -----------
                                                                                    7,015
                                                                              -----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              REITs - MORTGAGE (0.1%)
    85,900    Annaly Capital Management, Inc.                                 $     1,521
                                                                              -----------
              SPECIALIZED FINANCE (0.8%)
   251,048    MSCI, Inc. "A" *                                                      9,000
                                                                              -----------
              THRIFTS & MORTGAGE FINANCE (0.2%)
   120,700    New York Community Bancorp, Inc.                                      2,043
                                                                              -----------
              Total Financials                                                    163,872
                                                                              -----------
              HEALTH CARE (13.4%)
              -------------------
              BIOTECHNOLOGY (2.8%)
    29,200    Alexion Pharmaceuticals, Inc. *                                       1,994
   200,088    Amgen, Inc. *                                                        11,443
    72,600    Amylin Pharmaceuticals, Inc. *(a)                                       946
   189,365    Biogen Idec, Inc. *                                                  11,875
    42,600    Genzyme Corp. *                                                       3,073
    16,600    Gilead Sciences, Inc. *                                                 659
                                                                              -----------
                                                                                   29,990
                                                                              -----------
              HEALTH CARE DISTRIBUTORS (0.2%)
    49,800    Cardinal Health, Inc.                                                 1,727
                                                                              -----------
              HEALTH CARE EQUIPMENT (2.9%)
   119,100    Baxter International, Inc.                                            6,062
   281,900    Boston Scientific Corp. *                                             1,799
   147,000    Covidien plc                                                          5,861
   273,387    Medtronic, Inc.                                                       9,626
    71,360    St. Jude Medical, Inc. *                                              2,733
   119,103    Zimmer Holdings, Inc. *                                               5,650
                                                                              -----------
                                                                                   31,731
                                                                              -----------
              HEALTH CARE SERVICES (0.3%)
    90,400    Omnicare, Inc.                                                        2,181
    32,100    Quest Diagnostics, Inc.                                               1,577
                                                                              -----------
                                                                                    3,758
                                                                              -----------
              LIFE SCIENCES TOOLS & SERVICES (0.2%)
    20,400    Thermo Fisher Scientific, Inc. *                                      1,049
    17,200    Waters Corp. *                                                        1,275
                                                                              -----------
                                                                                    2,324
                                                                              -----------
              MANAGED HEALTH CARE (2.0%)
    55,300    CIGNA Corp.                                                           1,946
   111,200    Coventry Health Care, Inc. *                                          2,604
    35,400    Humana, Inc. *                                                        2,063
   247,185    UnitedHealth Group, Inc.                                              8,911
   104,537    WellPoint, Inc. *                                                     5,681
                                                                              -----------
                                                                                   21,205
                                                                              -----------
              PHARMACEUTICALS (5.0%)
    93,800    Allergan, Inc.                                                        6,792
    32,700    AstraZeneca plc ADR (a)                                               1,650
   136,600    Bristol-Myers Squibb Co.                                              3,675
   173,700    Johnson & Johnson                                                    11,060
   345,740    Merck & Co., Inc.                                                    12,543
   100,200    Mylan, Inc. *(a)                                                      2,036
   125,879    Novartis AG ADR (a)                                                   7,295
   374,216    Pfizer, Inc.                                                          6,511
    55,325    Teva Pharmaceutical Industries Ltd. ADR                               2,871
                                                                              -----------
                                                                                   54,433
                                                                              -----------
              Total Health Care                                                   145,168
                                                                              -----------

================================================================================

5  | USAA Growth & Income Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              INDUSTRIALS (12.4%)
              -------------------
              AEROSPACE & DEFENSE (3.1%)
    12,285    Boeing Co.                                                      $       868
   115,600    General Dynamics Corp.                                                7,875
    38,500    Goodrich Corp.                                                        3,160
   139,395    Honeywell International, Inc.                                         6,567
    15,900    ITT Corp.                                                               750
    42,100    L-3 Communications Holdings, Inc.                                     3,039
    33,610    Precision Castparts Corp.                                             4,590
   143,200    Raytheon Co.                                                          6,599
                                                                              -----------
                                                                                   33,448
                                                                              -----------
              AIR FREIGHT & LOGISTICS (2.7%)
   244,406    Expeditors International of Washington, Inc.                         12,064
    77,800    FedEx Corp.                                                           6,824
   154,293    United Parcel Service, Inc. "B"                                      10,390
                                                                              -----------
                                                                                   29,278
                                                                              -----------
              AIRLINES (0.4%)
   285,300    Southwest Airlines Co.                                                3,926
                                                                              -----------
              CONSTRUCTION & ENGINEERING (0.1%)
    18,400    Fluor Corp.                                                             887
                                                                              -----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
    25,800    Joy Global, Inc.                                                      1,831
   138,050    PACCAR, Inc.                                                          7,076
                                                                              -----------
                                                                                    8,907
                                                                              -----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
    50,490    Belden, Inc.                                                          1,409
    37,000    Cooper Industries plc                                                 1,939
    53,910    Emerson Electric Co.                                                  2,960
                                                                              -----------
                                                                                    6,308
                                                                              -----------
              INDUSTRIAL CONGLOMERATES (0.6%)
   445,920    General Electric Co.                                                  7,144
                                                                              -----------
              INDUSTRIAL MACHINERY (2.7%)
   109,700    Dover Corp.                                                           5,825
    26,400    Eaton Corp.                                                           2,345
    52,640    Flowserve Corp.                                                       5,264
   214,200    Illinois Tool Works, Inc.                                             9,789
    26,880    Ingersoll-Rand plc                                                    1,057
    81,800    Pall Corp.                                                            3,490
    20,000    SPX Corp.                                                             1,341
                                                                              -----------
                                                                                   29,111
                                                                              -----------
              RESEARCH & CONSULTING SERVICES (0.6%)
    48,831    CoStar Group, Inc. *(a)                                               2,425
    11,400    Dun & Bradstreet Corp.                                                  848
   125,307    Verisk Analytics, Inc. "A" *                                          3,735
                                                                              -----------
                                                                                    7,008
                                                                              -----------
              TRADING COMPANIES & DISTRIBUTORS (0.3%)
    81,600    WESCO International, Inc. *                                           3,494
                                                                              -----------
              TRUCKING (0.5%)
   115,100    Ryder System, Inc.                                                    5,036
                                                                              -----------
              Total Industrials                                                   134,547
                                                                              -----------
              INFORMATION TECHNOLOGY (22.0%)
              ------------------------------
              APPLICATION SOFTWARE (2.4%)
   253,700    Adobe Systems, Inc. *                                                 7,142

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
   175,100    Autodesk, Inc. *                                                $     6,335
   127,290    FactSet Research Systems, Inc.                                       11,173
    67,100    JDA Software Group, Inc. *                                            1,698
                                                                              -----------
                                                                                   26,348
                                                                              -----------
              COMMUNICATIONS EQUIPMENT (3.7%)
   903,818    Cisco Systems, Inc. *                                                20,634
   162,500    Nokia Corp. ADR                                                       1,736
   388,968    QUALCOMM, Inc.                                                       17,554
                                                                              -----------
                                                                                   39,924
                                                                              -----------
              COMPUTER HARDWARE (2.6%)
    51,195    Apple, Inc. *                                                        15,403
   296,735    Hewlett-Packard Co.                                                  12,481
                                                                              -----------
                                                                                   27,884
                                                                              -----------
              COMPUTER STORAGE & PERIPHERALS (0.8%)
   153,075    EMC Corp. *                                                           3,216
    33,400    NetApp, Inc. *                                                        1,779
   252,900    Seagate Technology plc *                                              3,705
                                                                              -----------
                                                                                    8,700
                                                                              -----------
              DATA PROCESSING & OUTSOURCED SERVICES (2.9%)
   101,905    Alliance Data Systems Corp. *(a)                                      6,188
    60,898    Automatic Data Processing, Inc.                                       2,705
    27,300    Computer Sciences Corp.                                               1,339
    48,000    Global Payments, Inc.                                                 1,870
   215,484    Visa, Inc. "A"                                                       16,844
   143,200    Western Union Co.                                                     2,520
                                                                              -----------
                                                                                   31,466
                                                                              -----------
              ELECTRONIC COMPONENTS (0.1%)
    52,120    Corning, Inc.                                                           953
                                                                              -----------
              ELECTRONIC MANUFACTURING SERVICES (0.2%)
   106,500    Molex, Inc. (a)                                                       2,162
                                                                              -----------
              INTERNET SOFTWARE & SERVICES (1.9%)
    72,100    eBay, Inc. *                                                          2,149
    29,748    Google, Inc. "A" *                                                   18,235
                                                                              -----------
                                                                                   20,384
                                                                              -----------
              IT CONSULTING & OTHER SERVICES (0.5%)
    34,345    International Business Machines Corp.                                 4,932
    18,800    ManTech International Corp. "A" *                                       737
                                                                              -----------
                                                                                    5,669
                                                                              -----------
              OFFICE ELECTRONICS (0.1%)
   116,600    Xerox Corp.                                                           1,364
                                                                              -----------
              SEMICONDUCTOR EQUIPMENT (0.4%)
   282,100    Applied Materials, Inc.                                               3,487
    17,300    Teradyne, Inc. *                                                        194
                                                                              -----------
                                                                                    3,681
                                                                              -----------
              SEMICONDUCTORS (3.0%)
   204,500    Altera Corp.                                                          6,383
   129,671    Analog Devices, Inc.                                                  4,366
   104,400    Broadcom Corp. "A"                                                    4,253
   126,500    Intel Corp.                                                           2,539
   123,400    Intersil Corp. "A"                                                    1,615
    98,133    Linear Technology Corp.                                               3,163
   171,200    Marvell Technology Group Ltd. *                                       3,306
    62,800    Microchip Technology, Inc. (a)                                        2,021
   190,300    National Semiconductor Corp.                                          2,607
    48,200    Texas Instruments, Inc.                                               1,425

================================================================================

7  | USAA Growth & Income Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
    32,665    Xilinx, Inc.                                                    $       876
                                                                              -----------
                                                                                   32,554
                                                                              -----------
              SYSTEMS SOFTWARE (3.4%)
   667,119    Microsoft Corp.                                                      17,772
   519,596    Oracle Corp.                                                         15,276
   256,100    Symantec Corp. *                                                      4,144
                                                                              -----------
                                                                                   37,192
                                                                              -----------
              Total Information Technology                                        238,281
                                                                              -----------
              MATERIALS (1.7%)
              ----------------
              DIVERSIFIED CHEMICALS (0.7%)
   166,000    Dow Chemical Co.                                                      5,118
    60,400    E.I. du Pont de Nemours & Co.                                         2,856
                                                                              -----------
                                                                                    7,974
                                                                              -----------
              DIVERSIFIED METALS & MINING (0.3%)
    10,555    Freeport-McMoRan Copper & Gold, Inc.                                    999
    32,840    Rio Tinto plc ADR                                                     2,139
                                                                              -----------
                                                                                    3,138
                                                                              -----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
    16,600    Agrium, Inc.                                                          1,469
    48,100    Monsanto Co.                                                          2,858
    10,935    Mosaic Co.                                                              800
                                                                              -----------
                                                                                    5,127
                                                                              -----------
              STEEL (0.2%)
     8,700    Allegheny Technologies, Inc.                                            458
    95,700    Steel Dynamics, Inc.                                                  1,390
                                                                              -----------
                                                                                    1,848
                                                                              -----------
              Total Materials                                                      18,087
                                                                              -----------
              TELECOMMUNICATION SERVICES (1.5%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (1.5%)
   491,175    AT&T, Inc.                                                           13,998
    69,900    Verizon Communications, Inc.                                          2,270
                                                                              -----------
                                                                                   16,268
                                                                              -----------
              WIRELESS TELECOMMUNICATION SERVICES (0.0%)
     5,605    America Movil S.A.B. de C.V. ADR "L"                                    321
                                                                              -----------
              Total Telecommunication Services                                     16,589
                                                                              -----------
              UTILITIES (2.9%)
              ----------------
              ELECTRIC UTILITIES (2.1%)
   263,600    American Electric Power Co., Inc.                                     9,869
    26,800    Entergy Corp.                                                         1,998
   107,700    Exelon Corp.                                                          4,396
   105,100    FirstEnergy Corp.                                                     3,817
    18,380    NextEra Energy, Inc.                                                  1,012
    45,700    Pinnacle West Capital Corp.                                           1,881
                                                                              -----------
                                                                                   22,973
                                                                              -----------
              MULTI-UTILITIES (0.8%)
   132,000    CenterPoint Energy, Inc.                                              2,186
    50,700    Dominion Resources, Inc.                                              2,203
    75,100    MDU Resources Group, Inc.                                             1,497
    84,300    Xcel Energy, Inc.                                                     2,011
                                                                              -----------
                                                                                    7,897
                                                                              -----------
              Total Utilities                                                      30,870
                                                                              -----------
              Total Common Stocks (cost: $944,717)                              1,064,659
                                                                              -----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                          MARKET
AMOUNT                                                                              VALUE
$(000)/SHARES  SECURITY                                                             (000)
-----------------------------------------------------------------------------------------
              CONVERTIBLE SECURITIES (0.1%)

              CONSUMER DISCRETIONARY (0.0%)
              -----------------------------
              CASINOS & GAMING (0.0%)
$       473   International Game Technology                                   $       529
                                                                              -----------
              FINANCIALS (0.1%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
      1,006   Affiliated Managers Group, Inc.                                       1,061
                                                                              -----------
              Total Convertible Securities (cost: $1,501)                           1,590
                                                                              -----------
              EXCHANGE-TRADED FUNDS (0.4%)
     27,900   MidCap SPDR Trust Series 1 (cost: $3,633)                             4,200
                                                                              -----------
              Total Equity Securities (cost: $949,851)                          1,070,449
                                                                              -----------
              MONEY MARKET INSTRUMENTS (1.0%)

              MONEY MARKET FUNDS (1.0%)
 11,414,202   State Street Institutional Liquid Reserve
                 Fund, 0.22% (b)(cost: $11,414)                                    11,414
                                                                              -----------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
              FROM SECURITIES LOANED (3.5%)
              MONEY MARKET FUNDS (0.4%)
    897,183   Blackrock Liquidity Institutional TempFund, 0.21%(b)                    897
  3,038,038   Fidelity Institutional Money Market Portfolio, 0.23%(b)               3,038
                                                                              -----------
              Total Money Market Funds (cost: $3,935)                               3,935
                                                                              -----------
              REPURCHASE AGREEMENTS (3.1%)
$    16,839   Credit Suisse First Boston, LLC, 0.22%, acquired on
                 10/29/10 and due 11/01/10 at $16,839 (collateralized
                 by $16,980 of Fannie Mae(c), 1.00%, due 11/23/2011;
                 market value $17,176)                                             16,839
$    16,679   Deutsche Bank Securities, Inc., 0.21%, acquired on
                 10/29/10 and due 11/01/10 at $16,679 (collateralized
                 by $40,416 of U.S. Treasury, 4.11% - 4.28%(d),
                 due 2/15/2031 - 5/15/2037; combined
                 market value $17,012)                                             16,679
                                                                              -----------
              Total Repurchase Agreements                                          33,518
                                                                              -----------
              Total Short-term Investments Purchased With Cash
              Collateral From Securities Loaned (cost: $37,453)                    37,453
                                                                              -----------

              TOTAL INVESTMENTS (COST: $998,718)                              $ 1,119,316
                                                                              ===========

================================================================================

9  | USAA Growth & Income Fund

================================================================================

($ in 000s)                                                VALUATION HIERARCHY
                                                           -------------------
                                                 (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                               QUOTED PRICES        OTHER         SIGNIFICANT
                                                 IN ACTIVE       SIGNIFICANT      UNOBSERVABLE
                                                  MARKETS         OBSERVABLE         INPUTS
                                               FOR IDENTICAL        INPUTS
ASSETS                                             ASSETS                                                  TOTAL
----------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                $   1,064,659     $        --      $         --      $  1,064,659
  Convertible Securities                                  --           1,590                --             1,590
  Exchange-Traded Funds                                4,200              --                --             4,200
Money Market Instruments:
  Money Market Funds                                  11,414              --                --            11,414
Short-Term Investments Purchased With Cash
Collateral From Securities Loaned:
  Money Market Funds                                   3,935              --                --             3,935
  Repurchase Agreements                                   --          33,518                --            33,518
----------------------------------------------------------------------------------------------------------------
Total                                          $   1,084,208     $    35,108      $         --      $  1,119,316
----------------------------------------------------------------------------------------------------------------

For the period ended October 31, 2010, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Growth & Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Growth & Income Fund Shares (Fund Shares) and, effective August 1, 2010, Growth & Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will

================================================================================

11  | USAA Growth & Income Fund

================================================================================

monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

                                         Notes to Portfolio of Investments |  12

================================================================================

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include convertible securities, which are valued based on methods discussed in Note A5, and repurchase agreements valued at cost, which approximates fair value.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, ClearLend Securities, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend Securities, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The aggregate fair market value of the loaned portion of these securities as of October 31, 2010, was approximately $36,685,000.

================================================================================

13  | USAA Growth & Income Fund

================================================================================

E. As of October 31, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2010, were $156,010,000 and $35,412,000, respectively, resulting in net unrealized appreciation of $120,598,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,081,230,000 at October 31, 2010, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

G. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

PORTFOLIO DESCRIPTION ABBREVIATIONS
ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT   Real estate investment trust
SPDR Exchange-traded funds, managed by State Street Global Advisers, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor's Depositary Receipts, which tracks the S&P 500 Index. SPDRs are traded on securities exchanges.

SPECIFIC NOTES
(a) The security or a portion thereof was out on loan as of October 31, 2010.
(b) Rate represents the money market fund annualized seven-day yield at October 31, 2010.
(c) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
(d) Zero-coupon security. Rate represents the effective yield at the date of purchase.
*   Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  14



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.







                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    12/23/2010
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12/28/2010
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12/28/2010
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.